Tenant Concentration (Tables)	12 Months Ended
Dec. 31, 2014
Tenant Concentration
Schedule of tenant revenue concentrations

	Year Ended December 31,
Tenant	2014*	2013*	2012*
T-Mobile	18.8%	19.2%	13.9%
Verizon	14.4%	13.6%	12.7%
Sprint	12.9%	13.1%	13.0%
AT&T Mobility	11.5%	12.4%	11.2%
Crown Castle	11.7%	11.7%	13.0%

*Prior-period financial information has been retroactively adjusted for Acquisitions under common control. See Notes 1 and  3 for additional information.